(16) BORROWINGS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	R$ 10,992,057
Borrowings raised	5,048,475
Repayments of principal	(5,325,119)
Interests, restatements and mark to market	581,980
Exchange rate variations	772,610
Interests paid	(634,044)
Borrowings, ending	11,435,958
Current	2,446,113	R$ 3,589,607
Noncurrent	8,989,846	R$ 7,402,450
Measured at amortized cost [Member] | Local Currency [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	6,165,427
Borrowings raised	1,538,079
Repayments of principal	(1,819,438)
Interests, restatements and mark to market	442,442
Exchange rate variations	0
Interests paid	(464,613)
Borrowings, ending	5,861,896
Measured at amortized cost [Member] | Local Currency [Member] | Fixed Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	900,257
Borrowings raised	166,404
Repayments of principal	(173,528)
Interests, restatements and mark to market	53,283
Exchange rate variations	0
Interests paid	(53,641)
Borrowings, ending	892,776
Measured at amortized cost [Member] | Local Currency [Member] | TJLP and TLP [Member] | Floating Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	3,449,468
Borrowings raised	1,315,898
Repayments of principal	(442,504)
Interests, restatements and mark to market	288,171
Exchange rate variations	0
Interests paid	(262,744)
Borrowings, ending	4,348,289
Measured at amortized cost [Member] | Local Currency [Member] | Selic [Member] | Floating Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	140,099
Borrowings raised	0
Repayments of principal	(33,875)
Interests, restatements and mark to market	11,251
Exchange rate variations	0
Interests paid	(3,358)
Borrowings, ending	114,117
Measured at amortized cost [Member] | Local Currency [Member] | CDI [Member] | Floating Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	1,541,278
Borrowings raised	23,359
Repayments of principal	(1,112,713)
Interests, restatements and mark to market	72,957
Exchange rate variations	0
Interests paid	(138,609)
Borrowings, ending	386,272
Measured at amortized cost [Member] | Local Currency [Member] | IGP-M [Member] | Floating Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	57,291
Borrowings raised	0
Repayments of principal	(10,511)
Interests, restatements and mark to market	9,788
Exchange rate variations	0
Interests paid	(4,679)
Borrowings, ending	51,889
Measured at amortized cost [Member] | Local Currency [Member] | UMBNDES [Member] | Floating Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	2,293
Borrowings raised	0
Repayments of principal	(500)
Interests, restatements and mark to market	515
Exchange rate variations	0
Interests paid	(156)
Borrowings, ending	2,152
Measured at amortized cost [Member] | Local Currency [Member] | Others [Member] | Floating Rate [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	74,740
Borrowings raised	32,418
Repayments of principal	(45,807)
Interests, restatements and mark to market	6,477
Exchange rate variations	0
Interests paid	(1,426)
Borrowings, ending	66,403
Borrowing costs [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	(31,816)
Borrowings raised	(35,984)
Repayments of principal	0
Interests, restatements and mark to market	10,607
Exchange rate variations	0
Interests paid	0
Borrowings, ending	(57,193)
At fair value [member] | Foreign currency [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	4,858,446
Borrowings raised	3,546,380
Repayments of principal	(3,505,681)
Interests, restatements and mark to market	128,932
Exchange rate variations	772,610
Interests paid	(169,431)
Borrowings, ending	5,631,255
At fair value [member] | Foreign currency [Member] | Dollar [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	4,698,184
Borrowings raised	2,666,880
Repayments of principal	(3,289,857)
Interests, restatements and mark to market	170,383
Exchange rate variations	774,483
Interests paid	(164,965)
Borrowings, ending	4,855,108
At fair value [member] | Foreign currency [Member] | Euro [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	218,814
Borrowings raised	879,500
Repayments of principal	(215,824)
Interests, restatements and mark to market	3,348
Exchange rate variations	(1,873)
Interests paid	(4,466)
Borrowings, ending	879,499
At fair value [member] | Foreign currency [Member] | Mark to market [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Borrowings, beginning	(58,552)
Borrowings raised	0
Repayments of principal	0
Interests, restatements and mark to market	(44,799)
Exchange rate variations	0
Interests paid	0
Borrowings, ending	R$ (103,351)